Financing receivables - Changes in total allowance for CECL (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		¥ 2,416	¥ 4,056
Provision for credit losses, Allowances for current expected credit losses		(116)	537
Write-offs, Allowances for current expected credit losses			(386)
Other, Allowances for current expected credit losses	[1]	(89)	(151)
Ending balance, Allowances for current expected credit losses		2,211	4,056
Allowances against receivables other than loans [Roll Forward]
Opening balance, Allowances against receivables other than loans	[2]	15,631	1,776
Provision for credit losses, Allowances against receivables other than loans	[2]	13	14
Write-offs, Allowances against receivables other than loans	[2]
Other, Allowances against receivables other than loans	[1],[2]	(1,231)	(65)
Ending balance, Allowances against receivables other than loans	[2]	14,413	1,725
Total allowances for current expected credit losse [Roll Forward]
Opening balance, Total allowances for current expected credit losses		18,047	5,832
Provision for credit losses, Total allowances for current expected credit losses		(103)	551
Write-offs, Total allowances for current expected credit losses			(386)
Other, Total allowances for current expected credit losses	[1]	(1,320)	(216)
Ending balance, Total allowances for current expected credit losses		16,624	5,781
Loans at banks [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		785	1,126
Provision for credit losses, Allowances for current expected credit losses		49
Write-offs, Allowances for current expected credit losses
Other, Allowances for current expected credit losses	[1]		(377)
Ending balance, Allowances for current expected credit losses		834	749
Short-term secured margin loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses
Provision for credit losses, Allowances for current expected credit losses
Write-offs, Allowances for current expected credit losses
Other, Allowances for current expected credit losses	[1]
Ending balance, Allowances for current expected credit losses
Corporate loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		1,631	2,930
Provision for credit losses, Allowances for current expected credit losses		(165)	537
Write-offs, Allowances for current expected credit losses			(386)
Other, Allowances for current expected credit losses	[1]	(89)	226
Ending balance, Allowances for current expected credit losses		¥ 1,377	¥ 3,307

[1]	Primarily includes recoveries and foreign exchange movements.
[2]	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.